Equity (Details Narrative) - USD ($)				1 Months Ended					3 Months Ended			9 Months Ended				12 Months Ended
	Nov. 11, 2020	Sep. 12, 2018	Jul. 11, 2018	Oct. 21, 2020	Feb. 29, 2020	Jan. 31, 2020	Jun. 20, 2019	Oct. 30, 2018	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Reverse stock split									Each 100
Debt conversion amount						$ 271,642
Debt conversion shares						33,955,250
Share Price					$ .001	$ 0.008
Compensation expenses													$ 38,080
Number of common stock converted					10,000,000
Preferred Stock, Shares Issued upon Conversion					1,000,000
Capital contribution									$ 19,746			$ 19,746	$ 33,009
Common stock issued for cash, shares			1,000,000
Common stock issued for cash, value			$ 5,000						$ 20,000			$ 20,000
Stock issued for compensation, shares					104,000,000
Common stock, par value per share									$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized									200,000,000		200,000,000	200,000,000		200,000,000		200,000,000		200,000,000
Common stock, shares issued									1,688,049		1,673,873	1,688,049		51,810,502		51,810,502		51,810,502
Common stock, shares outstanding									518,105		503,929	518,105		50,092,855		50,092,855		51,015,155
Transaction costs									$ 254,024
Common Stock [Member]
Stock issued for services, shares												3,018
Stock issued for services, value												$ 13,815
QDM Holdings Limited [Member]
Common stock issued for cash, shares																	415,000
Common stock issued for cash, value																	$ 53,205
Common stock, par value per share										$ 1.00	$ 1.00		$ 1.00				$ 1.00
Common stock, shares authorized										50,000	50,000		50,000				50,000
Common stock, shares issued										50,000	50,000		50,000				1,282
Common stock, shares outstanding										50,000	50,000		50,000				1,282
Stock Option [Member]
Compensation expenses																$ 0		$ 0
Option exercisable														0		0		0
Treasury Stock [Member]
Shares issued												0
Reverse split
Common stock issued for cash, shares
Common stock issued for cash, value
Stock issued for compensation, shares
Preferred Stock [Member]
Reverse split
Common stock issued for cash, shares
Common stock issued for cash, value
Stock issued for compensation, shares																1,350,000		1,000,000
Preferred Stock [Member] | Board of Directors [Member]
Stock issued for services, shares							1,350,000
Stock issued for services, value							$ 500,000
Common Stock [Member]
Reverse split												391
Common stock issued for cash, shares									20,000			20,000
Common stock issued for cash, value									$ 2			$ 2
Stock issued for compensation, shares
Stock converion							71,000,000
Tim Shannon
Shares issued					710,000
Accrued compensation expenses					$ 33,000
Compensation expenses					$ 38,080
Capital contribution										$ 14,747		19,747	$ 33,009
Proceeds from shareholder advance											$ 19,443
Tim Shannon | Preferred Stock [Member]
Stock issued for compensation, shares		1,000,000
Stock issued for compensation, value		$ 40,000
Unrelated third party [Member]
Proceeds from sale of equity								$ 40,000
Directors And Officers [Member] | Common Stock [Member]
Stock issued for services, shares	20,000
Huihe Zheng [Member] | Series C Preferred Shares [Member]
Stock issued for services, shares				900,000
Shareholder [Member]
Capital contribution												$ 19,747